Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

(a) Basis of Presentation:
The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Logistics' consolidated financial positions, statement changes in equity, statements of operations and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“GAAP”) for complete financial statements. The December 31, 2012 balance sheet data was derived from audited financial statements, but do not include all disclosures required by GAAP. These interim financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes included in Navios Logistics' 2012 annual report filed on Form 20-F filed with the Securities and Exchange Commission (“SEC”).

(b) Principles of Consolidation:
The accompanying interim condensed consolidated financial statements include the accounts of Navios Logistics and its subsidiaries, both majority and wholly-owned. All significant intercompany balances and transactions between these entities have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

c) Use of Estimates:
The preparation of consolidated financial statements in conformity with the accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible and intangible assets, expected future cash flows from long-lived assets to support impairment tests, impairment test for goodwill, provisions necessary for losses on accounts receivable and demurrages, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

d) Income Taxes:
The Company is a Marshall Islands corporation. The Company believes that substantially all of its operations are exempt from income taxes in the Marshall Islands. The Company's subsidiaries are, however, subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. The Company's operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which the Company operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., the Company does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.

At any point in time, the Company may have tax audits underway at various stages of completion. The Company evaluates the tax positions and establishes liabilities for uncertain tax positions that may be challenged by local authorities and may not be fully sustained, despite the Company's belief that the underlying tax positions are fully supportable. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closing of statute of limitations. Such adjustments are reflected in the tax provision as appropriate. During the three months period ended March 31, 2013, the Company decided to merge certain subsidiaries in Paraguay. As a result of the expected merger, the Company will distribute specifically identified earnings, which will be offset by retained net losses of $41,740. The Company's decision to merge the subsidiaries resulted in a one off income tax benefit in deferred income tax of $4,195. The 2013 estimated annual tax rate that is applied to ordinary income of the Paraguayan subsidiaries is 10%.

Subsidiaries Included in the Consolidation:
Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

Subsidiaries included in the consolidation:

	Country of		Percentage of	Statement of Operations Period Ended March 31,
Company Name	Incorporation	Nature	Ownership	2013	2012
Corporacion Navios S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Enresur S.A.	Uruguay	Port-Terminal Rights Owning Company	100%	3/19 - 3/31	—
Nauticler S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Compania Naviera Horamar S.A.	Argentina	Vessel-Operating Management Company	100%	1/1 - 3/31	1/1 - 3/31
Compania de Transporte Fluvial International S.A.	Uruguay	Sub-Holding Company	100%	1/1 - 3/31	1/1 - 3/31
Ponte Rio S.A.	Uruguay	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Thalassa Energy S.A.	Argentina	Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Tankers Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Navigation Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS Shipping Ltd. Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
HS South Inc.	Panama	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrovia Internacional S.A.	Uruguay	Land-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Mercopar S.A.	Paraguay	Operating/Barge-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navegacion Guarani S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Hidrovia OSR S.A.	Paraguay	Tanker-Owning Company/Oil Spill Response and Salvage Services	100%	1/1 - 3/31	1/1 - 3/31
Mercofluvial S.A.	Paraguay	Operating/Barge and Pushboat-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Petrolera San Antonio S.A.	Paraguay	POA Facility-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Stability Oceanways S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Hidronave South American Logistics S.A.	Brazil	Pushboat-Owning Company	51%	1/1 - 3/31	1/1 - 3/31
Navarra Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Pelayo Shipping Corporation	Marshall Is.	Tanker-Owning Company	100%	1/1 - 3/31	1/1 - 3/31
Navios Logistics Finance (US) Inc.	Delaware	Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Varena Maritime Services S.A.	Panama	Barge and Pushboat-Owning Operating Company	100%	1/1 - 3/31	1/1 - 3/31
Merco Parana S.A	Argentina	Barge-Owning Company	100%	1/1 - 3/31	—